Share-based Compensation	9 Months Ended
Sep. 30, 2020
Share-based Compensation
Share-based Compensation

21. Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	Nine Months Ended September 30,
	2019	2020
Cost of sales	7,586	3,575
Research and development expenses	70,643	32,595
Selling, general and administrative expenses	204,038	90,725
Total	282,267	126,895

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the nine months ended September 30, 2019 and September 30, 2020.

(a) NIO Incentive Plans

In 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which allows the plan administrator to grant options and restricted shares of the Company to its employees, directors, and consultants.

The Company granted both share options and restricted shares to the employees. The share options and restricted shares of the Company under 2015 Plan have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2015 plan, share options granted to the non-NIO US employees of the Group are only exercisable upon the occurrence of an initial public offering by the Company.

In 2016, 2017 and 2018, the Board of Directors further approved the 2016 Stock Incentive Plan (the “2016 Plan”), the 2017 Stock Incentive Plan (the “2017 Plan") and the 2018 Stock Incentive Plan (the "2018 Plan”). The share options of the Company under 2016 and 2017 Plan have a contractual term of seven or ten years from the grant date, and vest immediately or over a period of four or five years of continuous service.

The Group did not recognize any share-based compensation expenses for options granted to the non-NIO US employees of the Group until completion of the Company’s IPO on September 12, 2018. The Group recognized the share options and restricted shares of the Company granted to the employees of NIO US on a straight-line basis over the vesting term of the awards, net of estimated forfeitures. Share-based compensation expenses for options granted to the non-NIO US employees of the Group before IPO were recognized by using the graded-vesting method.

(i) Share Options

The following table summarizes activities of the Company’s share options under the 2016, 2017 and 2018 Plans for the nine months ended September 30, 2019 and 2020:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Granted	26,627,300	3.58	—	—
Exercised	(17,970,673)	0.46	—	—
Cancelled	(8,959,200)	2.86	—	—
Expired	(321,714)	3.87	—	—
Outstanding as of September 30, 2019	90,449,853	2.38	7.43	214,988
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	14,243,500	2.95	—	—
Exercised	(11,533,123)	1.34	—	—
Cancelled	(8,022,851)	3.03	—	—
Expired	(1,314,412)	4.49	—	—
Outstanding as of September 30, 2020	82,217,086	2.53	6.61	1,536,695
Vested and expected to vest as of December 31, 2019	118,546,834	—	—	354,839
Exercisable as of December 31, 2019	32,925,154	—	—	80,801
Vested and expected to vest as of September 30, 2020	124,986,857	—	—	2,997,314
Exercisable as of September 30, 2020	30,352,231	—	—	578,008

The weighted-average grant date fair value for options granted under the Company’s 2016, 2017 and 2018 Plans during the nine months ended September 30, 2019 and 2020 was US$1.58 and US$1.47, respectively, computed using the binomial option pricing model.

The total share-based compensation expenses recognized for share options during the nine months ended September 30, 2019 and 2020 was RMB278,837 and RMB123,781, respectively.

The fair value of each option granted under the Company’s 2016, 2017 and 2018 Plans during the nine months ended September 30, 2019 and 2020 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Nine months ended September 30,
	2019	2020
Exercise price (US$)	2.05-7.09	2.38-13.36
Fair value of the ordinary shares on the date of option grant (US$)	2.05-7.09	2.38-13.36
Risk-free interest rate	1.66%-2.54%	0.50%-1.00%
Expected term (in years)	7-10	7-10
Expected dividend yield	0%	0%
Expected volatility	44%-52%	54%-55%
Expected forfeiture rate (post-vesting)	6.00%-8.00%	6.00%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of September 30, 2019 and 2020, there were RMB91,766 and RMB58,593 of unrecognized compensation expenses related to the stock options granted to the employees of NIO US, which is expected to be recognized over a weighted-average period of 2.56 and 2.66 years, respectively.

As of September 30, 2019 and 2020, there were RMB300,009 and RMB244,087 of unrecognized compensation expenses related to the stocks options granted to the Group’s non-NIO US employees which is expected to be recognized over a weighted-average period of 2.73 years and 2.33 years, respectively.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares to US employees under the 2016 plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
US$
Unvested at December 31, 2018	441,513	0.96
Vested	(362,684)	0.96
Forfeited	(78,829)	0.96
Unvested at September 30, 2019	—	—
Unvested at December 31, 2019	—	—
Vested	—	—
Forfeited	—	—
Unvested at September 30, 2020	—	—

Share-based compensation expenses of RMB2,357 and nil related to restricted shares granted to the employees of NIO US was recognized for the nine months ended September 30, 2019 and 2020, respectively.

As of September 30, 2019 and 2020, there were nil of unrecognized compensation expenses related to restricted shares granted to the employees of NIO US.

The following table summarizes activities of the Company's restricted shares to non-US employees under the 2017 and 2018 plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	63,897	6.60
Granted	—	—
Vested	(31,949)	6.60
Unvested at September 30, 2019	31,948	6.60
Unvested at December 31, 2019	31,948	6.60
Granted	2,203,469	4.26
Vested	(2,165,417)	3.85
Unvested at September 30, 2020	70,000	16.95

Share-based compensation expenses of RMB1,073 and RMB3,114 related to restricted shares granted to the non-US employees was recognized for the nine months ended September 30, 2019 and 2020.

As of September 30, 2019 and 2020, there were RMB1,374 and RMB8,575 of unrecognized compensation expenses related to restricted shares granted to the non-US employees, which is expected to be recognized over a weighted-average period of 0.95 and 1.95 years, respectively.